Other disclosures - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Other financial liabilities	€ 36,118	€ 39,916	€ 40,187
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,385,088	1,444,406	1,428,516
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,387,320	1,443,444	1,423,165
Other financial liabilities	36,096	39,916	40,187
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	162,382	170,118	136,109
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	198,377	179,766	166,542
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	351,595	362,805	389,003
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,110	1,352	1,227	€ 925
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	873,343	910,521	898,053
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,072,384	1,126,439	1,125,308
Deposits | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,073,147	1,125,532	1,124,373
Deposits | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0	0
Deposits | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	235,998	250,440	263,428
Deposits | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	837,149	875,092	860,945
Debt securities | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	312,704	317,967	303,208
Debt securities | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	314,173	317,912	298,792
Debt securities | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	162,382	170,118	136,109
Debt securities | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	115,597	112,365	125,575
Debt securities | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 36,194	€ 35,429	€ 37,108